Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Statement of Comprehensive Income [Abstract]
Net loss	$ (24.8)	$ (41.4)
Other comprehensive loss, net of tax	(1.5)	(2.7)
Comprehensive loss	$ (26.3)	$ (44.1)